INCOME TAXES - Valuation allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred income tax assets and liabilities
Balance at January 1	$ 85,505	$ 83,651	$ 94,986
Additions (Reversals)	4,417	9,149	(659)
Decrease from attribute expiration	(28,281)	(7,295)	(10,676)
Foreign currency translation adjustment	(360)
Balance at December 31	$ 61,281	$ 85,505	$ 83,651